Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	£ 138,137	£ 124,558
Current assets	15,409	12,807
Non-current liabilities	(59,983)	(54,820)
Current liabilities	(17,853)	(15,144)
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	4,402	3,889
Current assets	3,465	3,391
Non-current liabilities	(233)	(231)
Current liabilities	(1,244)	(1,061)
Net assets (liabilities)	£ 6,390	£ 5,988
Ownership interest in associates	29.19%	29.38%	29.42%	29.46%
Investments in associates and joint ventures	£ 1,865	£ 1,759